Note 15 - Forward Liability	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Forward Liability [Text Block]
15.	Forward liability

In connection with the issuance of Series A-
2
Preferred Shares on
November 12, 2020,
SEED agreed to sell and issue to Lilly an additional
1,990,000
Series A-
2
Preferred Shares, at a cash purchase price of
$2.5125
per share upon the fulfillment, prior to
November 12, 2022,
of certain conditions under the terms of the
A2
SPA.

The Forward is a freestanding instrument that represents an obligation of SEED to sell Series A-
2
Preferred Shares to Lilly. The Forward is classified as a current liability in accordance with ASC
480,
Distinguishing Liabilities from Equity
, because the redemption feature of the underlying Series A-
2
Preferred Shares potentially requires SEED to repurchase its shares by transferring assets. The Company also evaluated the conversion feature and determined that there was no
beneficial conversion feature. There are
no
other embedded derivatives that are required to be bifurcated. The Forward was initially recognized at its fair value of
$278,
and are subsequently remeasured to fair value through earnings at each reporting date until the Forward is exercised or expires. For the year ended
December 31, 2020,
the fair value change of the Forward was
not
material. The Company determined the fair value of the Forward with the assistance of an independent third
-party valuation firm.